EQUITY (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity
Beginning Balance, Shares	27,299,332	26,178,281
Shares issued from placements	11,479,977
Exercise of warrants	7,821,700	872,291
Exercise of options	406,201	145,000
Shares issued for interest payment	76,635
Share based compensation		103,760
Ending balance, shares	47,083,845	27,299,332